Loans To Customers - Summary of Loans To Customers (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Loans to customers	¥ 211,446,645	¥ 214,972,110
Credit insurance
Disclosure of financial assets [line items]
Loans to customers	¥ 142,966,000	¥ 162,417,000